Intangible assets - Schedule of reconciliation of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	$ 14,194	$ 15,746
Acquisitions		16,582
Acquisitions	60
Depreciation charges	(1,612)	(1,021)
Translation differences	0	(1)
Intangible assets other than goodwill period end	15,746	186
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	14,100	15,656
Acquisitions		16,569
Acquisitions	0
Depreciation charges	(1,556)	(913)
Translation differences	0	0
Intangible assets other than goodwill period end	15,656	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	94	90
Acquisitions		13
Acquisitions	60
Depreciation charges	(56)	(108)
Translation differences	0	(1)
Intangible assets other than goodwill period end	90	186
Book Value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	17,847	17,787
Intangible assets other than goodwill period end	17,787	1,205
Book Value | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	16,569	16,569
Intangible assets other than goodwill period end	16,569	0
Book Value | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	1,278	1,218
Intangible assets other than goodwill period end	1,218	1,205
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(3,653)	(2,041)
Intangible assets other than goodwill period end	(2,041)	(1,019)
Depreciation | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(2,469)	(913)
Intangible assets other than goodwill period end	(913)	0
Depreciation | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(1,184)	(1,128)
Intangible assets other than goodwill period end	$ (1,128)	$ (1,019)